Disposals	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disposals
31. Disposals
In April 2020, the Group completed the sale of the remaining 25% interest in Penguin Random House resulting in a pre-tax
profit of £180m. There were no other disposals in 2020 and additional gains of £4m relate to investment sales and adjustments to prior year transactions. In 2019, the only material disposal was the sale of the US K12 business in March 2019. Deferred proceeds relating to the K12 sale were received in 2020 (see note 14 for further details).

		2020	2019	2018
All figures in £ millions	Notes	Total	Total	Total
Disposal of subsidiaries and associates
Property, plant and equipment		—	—	(17)
Intangible assets		—	(101)	(17)
Investments in joint ventures and associates		(418)	—	(3)
Intangible assets – pre-publication		—	(238)	(8)
Inventories		—	(64)	(1)
Trade and other receivables		—	(70)	(30)
Cash and cash equivalents (excluding overdrafts)		—	(104)	(119)
Net deferred income tax assets/(liabilities)		—	(100)	16
Trade and other liabilities		—	520	172
Provisions for other liabilities and charges		—	—	1
Cumulative currency translation adjustment	29	70	(4)	4

Net assets disposed		(348)	(161)	(2)
Cash received		531	20	243
Deferred proceeds		—	180	2
Fair value of financial asset acquired		—	—	3
Costs of disposals		1	(23)	(16)

Gain on disposal		184	16	230

All figures in £ millions	2020	2019	2018
Cash flow from disposals
Proceeds – current year disposals	531	20	243
Proceeds – prior year disposals	105	—	—
Cash and cash equivalents disposed	—	(104)	(119)
Costs and other disposal liabilities paid	(5)	(17)	(23)

Net cash inflow/(outflow)	631	(101)	101

Analysed as:
Cash inflow/(outflow) from sale of subsidiaries	100	(101)	83
Cash inflow from sale of joint ventures and associates	531	—	18